SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS

Years ended December 31, 2012, 2011 and 2010

	Balance	Amounts	Amounts	Balance
	at beginning	charged	recovered	at end of
(in thousands)	of period	to expense	(written off)	period

2012 Allowance for uncollectible reinsurance	$26,404	$—	$—	$26,404

2011 Allowance for uncollectible reinsurance	$26,900	$—	$(496)	$26,404

2010 Allowance for uncollectible reinsurance	$29,620	$(1,865)	$(855)	$26,900

See the accompanying report of independent registered public accounting firm on page 49 of this report.